SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
NOTE 18	-	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location based services and Wireless communications products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location based services:

The Location based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides Location based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.  The Group sells products to customers in Israel, United States, and others.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Other	Total

Year ended December 31, 2013

Revenues	126,951	43,216	-	170,167
Operating income (loss)	38,203	(273)	-	37,930
Assets	66,300	10,564	-	76,864
Goodwill	1,730	3,703	-	5,433
Expenditures for assets	12,312	264	-	12,576
Depreciation and amortization	9,360	358	-	9,718
Impairment of goodwill and intangible assets	2,816	1,804	-	4,620

Year ended December 31, 2012

Revenues	114,565	35,753	-	150,318
Operating income	29,604	343	-	29,947
Assets	65,332	10,629	-	75,961
Goodwill	3,692	4,351	-	8,043
Expenditures for assets	7,636	77	-	7,713
Depreciation and amortization	11,471	130	-	11,601

Year ended December 31, 2011

Revenues	120,410	39,757	-	160,167
Operating income	22,468	4,115	-	26,583
Assets	72,357	9,547	990	82,894
Goodwill	4,265	4,249	-	8,514
Expenditures for assets	12,982	188	-	13,170
Depreciation and amortization	14,376	127	-	14,503

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise's consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012	2011

Total revenues of reportable segment and consolidated revenues	170,167	150,318	160,167

Operating income
Total operating income for reportable segments	37,930	29,947	26,583
Unallocated amounts:
Other income (expenses) income	(166)	6,755	(819)
Financing income, net	238	987	2,100
Consolidated income before taxes on income	38,002	37,689	27,864

Assets
Total assets for reportable segments (*)	82,297	84,004	91,408
Other unallocated amounts:
Current assets	61,530	48,512	50,339
Investments in affiliated and other companies	1,511	242	287
Property and equipment, net	8,644	9,187	9,278
Other unallocated amounts	6,560	5,394	6,145
Consolidated total assets (at year end)	160,542	147,339	157,457

Other significant items
Total expenditures for assets of reportable segments	12,576	7,713	13,170
Unallocated amounts	1,387	2,320	3,065
Consolidated total expenditures for assets	13,963	10,033	16,235

Total depreciation and amortization for reportable segments	9,718	11,602	14,503
Unallocated amounts	1,858	3,069	3,298
Consolidated total depreciation and amortization	11,576	14,671	17,801

(*)	Including goodwill.

E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2013	2012	2011

Israel	83,331	70,595	80,202
United States	4,876	4,749	4,116
Brazil	63,454	58,242	62,409
Argentina	15,190	13,546	12,345
Others	3,316	3,186	1,095
Total	170,167	150,318	160,167

	Property and equipment, net
	December 31,
(in thousands)	2013	2012	2011

Israel	9,051	9,440	10,244
United States	155	146	183
Brazil	19,178	20,132	25,892
Argentina	4,162	4,438	4,551
Total	32,546	34,156	40,870

-	Revenues were attributed to countries based on customer location.

-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2013, 2012 and 2011 there were no sales exceeding 10% of total revenues to none of our customers.